Property Plant And Equipment - Schedule Of Property Plant And Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 3,123,857	¥ 3,092,202
Acquisitions and reclassified from construction in progress	468,557	402,200
Acquisitions through business combinations	94,331
Disposals and sales	(19,788)	(11,249)
Depreciation	(387,347)	(344,599)
Impairment losses		(15,401)
Effects of changes in foreign exchange rates	(32,941)	705
Ending Balance	3,246,669	3,123,857
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,442,823	12,162,552
Ending Balance	13,059,068	12,442,823
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,318,966	9,070,350
Ending Balance	9,812,398	9,318,966
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	652,364	654,349
Acquisitions and reclassified from construction in progress	5,967	1,831
Acquisitions through business combinations	9,653
Disposals and sales	(5,258)	(2,858)
Impairment losses		(536)
Effects of changes in foreign exchange rates	(1,224)	(421)
Ending Balance	661,502	652,364
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	701,984	705,539
Ending Balance	710,235	701,984
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	49,620	51,189
Ending Balance	48,733	49,620
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	819,277	815,580
Acquisitions and reclassified from construction in progress	78,086	71,336
Acquisitions through business combinations	20,579
Disposals and sales	(3,660)	(4,081)
Depreciation	(58,817)	(58,469)
Impairment losses		(5,955)
Effects of changes in foreign exchange rates	(190)	868
Ending Balance	855,274	819,277
Buildings [member] | Equipment Under Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	10,748	11,895
Ending Balance	10,024	10,748
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,607,700	2,555,698
Ending Balance	2,730,502	2,607,700
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,788,422	1,740,118
Ending Balance	1,875,228	1,788,422
Machinery Equipment And Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,286,908	1,266,968
Acquisitions and reclassified from construction in progress	363,975	277,566
Acquisitions through business combinations	56,261
Disposals and sales	(6,037)	(2,637)
Depreciation	(272,371)	(257,642)
Impairment losses		(8,344)
Effects of changes in foreign exchange rates	(25,447)	10,997
Ending Balance	1,403,287	1,286,908
Machinery Equipment And Vehicles [member] | Equipment Under Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	32,005	31,994
Ending Balance	31,701	32,005
Machinery Equipment And Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,215,605	7,998,199
Ending Balance	8,733,560	8,215,605
Machinery Equipment And Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,928,697	6,731,230
Ending Balance	7,330,272	6,928,697
Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	53,226	48,413
Acquisitions and reclassified from construction in progress	85,546	24,810
Acquisitions through business combinations	1,082
Disposals and sales	(4,570)	(621)
Depreciation	(46,659)	(19,000)
Impairment losses		(564)
Effects of changes in foreign exchange rates	719	189
Ending Balance	89,343	53,226
Tools, furniture and fixtures [member] | Equipment Under Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,069	2,893
Ending Balance	3,241	4,069
Tools, furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	327,419	317,753
Ending Balance	407,619	327,419
Tools, furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	274,193	269,340
Ending Balance	318,276	274,193
Leased [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	46,823	46,783
Acquisitions and reclassified from construction in progress	7,812	10,401
Disposals and sales	(131)	(246)
Depreciation	(9,498)	(9,486)
Effects of changes in foreign exchange rates	(38)	(627)
Ending Balance	44,967	46,823
Leased [member] | Equipment Under Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	46,823	46,783
Ending Balance	44,967	46,823
Leased [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	276,851	277,165
Ending Balance	280,382	276,851
Leased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	230,027	230,382
Ending Balance	235,414	230,027
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	265,258	260,106
Acquisitions and reclassified from construction in progress	(72,830)	16,255
Acquisitions through business combinations	6,755
Disposals and sales	(129)	(803)
Effects of changes in foreign exchange rates	(6,758)	(10,300)
Ending Balance	192,294	265,258
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	313,262	308,196
Ending Balance	196,767	313,262
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	48,003	48,089
Ending Balance	¥ 4,473	¥ 48,003